Right-of-use assets	12 Months Ended
Dec. 31, 2022
Right-of-use assets [Abstract]
Right-of-use assets
9.	Right-of-use assets

The Company had a contractual arrangement to lease a copier through August 8, 2022.

In 2021, the Company entered a contractual agreement to lease office space in Corpus Christi, Texas through June 30, 2025. The terms of the lease call for a monthly lease payment of $5,417. The Company recorded a right-of use (“ROU”) asset based on the corresponding lease obligation of $221,139 on July 1, 2021.When measuring the present value of lease obligations, the remaining lease payments were discounted using the estimated borrowing rate of 7%.

In 2021, the Company acquired a contractual agreement to lease additional office space in Vancouver, B.C. through July 10, 2023. The terms of the lease call for a monthly payment of $4,068 CAD. The Company recorded an ROU asset based on that corresponding lease obligation of $45,444. When measuring the present value of lease obligations, the Company discounted the remaining lease payments using the estimated borrowing rate of 7%.

In 2022, the Company entered a contractual agreement to lease office space in Corpus Christi, Texas through August 31, 2024. The terms of the lease call for a monthly lease payment of $1,640. The Company recorded an ROU asset based on the corresponding lease obligation of $34,898 on September 1, 2022. When measuring the present value of lease obligations, the remaining lease payments were discounted using the Company’s estimated borrowing rate of 7%.

The change in the ROU assets during the years ended December 31, 2021 and December 31, 2022 was as follows:

	Leased copier $	Leased offices $	Total $
Balance, December 31, 2020	8,867	-	8,867
Additions	-	266,583	266,583
Depreciation	(5,451)	(27,642)	(33,093)
Currency translation adjustment	-	2,207	2,207
Balance, December 31, 2021	3,416	241,148	244,564
Additions	-	34,898	34,898
Depreciation	(3,416)	(88,311)	(91,727)
Currency translation adjustment	-	(2,121)	(2,121)
Balance, December 31, 2022	-	185,614	185,614

The change in the Long-Term lease liability during the years ended December 31, 2021 and December 31, 2022 was as follows:

	Leased copier $	Leased offices $	Total $
Balance, December 31, 2020	8,867	-	8,867
Additions		273,001	273,001
Accretion		7,471	7,471
Lease payments made	(5,451)	(32,137)	(37,588)
Currency translation adjustment		(2,242)	(2,242)
Balance, December 31, 2021	3,416	246,093	249,509
Additions		34,898	34,898
Accretion	77	15,157	15,234
Lease payments made	(3,493)	(103,953)	(107,446)
Currency translation adjustment	-	(11,767)	(11,767)
Balance, December 31, 2022	-	180,428	180,428
Less: current lease liability	-	(84,262)	(84,262)
Balance (Long Term), December 31, 2022	-	96,166	96,166

As of December 31, 2022, the undiscounted future lease payments are as follows:

Year	$
2023		127,967
2024		81,267
2025		32,502
Total		241,736